Additional Parenthetical Information Note 35 (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional Parenthtical Information [Abstract]
Liability raised due to share-based payment transactions in cash	€ 12	€ 23	€ 15
Grant volume of outstanding share awards	1,700
thereof [Abstract]
Recognized as compensation expense	1,200
Not yet recognized	€ 500
Shares issued to plan participants in February 2019, resulting from the vesting of DB Equity Plan awards granted in prior years (in shares)	4.4
of which: vesting cycles under the cash plan variant of this DB Equity Plan for February 2019 (in units)	160,000
Shares issued to plan participants in March 2019, resulting from the vesting of DB Equity Plan awards granted in prior years (in shares)	9.1
of which: vesting cycles under the cash plan variant of this DB Equity Plan for March 2019 (in units)	160,000
DWS Share based Plans [Abstract]
Grant volume of outstanding share awards (approximately)	23
of which: recognized as compensation expense	4
of which: compensation expense for deferred share-based compensation not yet recognized (approximately)	19
Total defined benefit obligation for post-employment medical plans	€ 192	196	€ 196
Range of defined benefit obligation by plan assets in percent [Abstract]
Bottom of Range	90.00%
Top of Range	100.00%
Other assets recognized in Net asset (liability) recognized	€ 1,097	1,113
Other liabilities recognized in Net asset (liability) recognized	1,515	1,592
Derivative transactions with Group entities with negative market value included in plan assets	€ 692	€ 737